Subsequent Events (Details) - Part-2 $ / shares in Units, $ in Thousands																		1 Months Ended			2 Months Ended		3 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2024 USD ($) $ / shares shares	May 24, 2024 USD ($) $ / shares shares	May 09, 2024 $ / shares shares	May 01, 2024	Apr. 25, 2024 USD ($) $ / shares	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 18, 2024 USD ($) $ / shares shares	Apr. 17, 2024 USD ($)	Apr. 12, 2024 USD ($)	Mar. 26, 2024 $ / shares shares	Mar. 21, 2024 $ / shares shares	Mar. 07, 2024 USD ($) shares	Feb. 27, 2024 USD ($) $ / shares shares	Feb. 20, 2024 USD ($) $ / shares shares	Feb. 07, 2024 USD ($) $ / shares shares	Jan. 19, 2024 shares	Sep. 29, 2023 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2019 USD ($)	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Jun. 26, 2024 $ / shares shares	Jun. 20, 2024 $ / shares shares	Jun. 11, 2024 $ / shares shares	Jun. 07, 2024 $ / shares shares	Jun. 06, 2024 $ / shares shares	Jun. 04, 2024 $ / shares shares	May 06, 2024 $ / shares shares	Apr. 28, 2024 $ / shares shares
Subsequent Events (Details) - Part-2 [Line Items]
Bridge loan																				$ 215	$ 215		$ 215
Financing event threshold, debt maturity																				$ 10,000	$ 10,000		$ 10,000
Warrants issued (in Shares) | shares																				7,334	7,334		7,334
Debt Instrument, Repaid, Principal																	$ 10,000			$ 600	$ 400	$ 17,300		$ 400	$ 6,215		$ 300
Convertible Bridge Loans [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Premium, percentage																				20.00%	20.00%		20.00%
Financing event threshold, debt maturity																				$ 5,000	$ 5,000		$ 5,000
Debt Instrument, Repaid, Principal																					$ 300		$ 700
Related Party [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term																									1 year
Bridge Loan [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Premium, percentage																				7.50%	7.50%		7.50%
Term																				15 days
Convertible Debt [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term																							3 years
Subsequent Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Financing event threshold, debt maturity															$ 5,000
Promissory note aggregate payment					$ 100													$ 500
Number of repayments on convertible debt							2
Subsequent Event [Member] | Bridge Loan Agreement Maturing March 22, 2024 [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Number of bridge loan agreements												2
Subsequent Event [Member] | PIPE Warrant Amendments [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Initial exercise price (in Dollars per share) | $ / shares					$ 2
Subsequent Event [Member] | Convertible Bridge Loans [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term																			90 days
Financing event threshold, debt maturity						$ 5,000													$ 5,000
Promissory note aggregate payment																		$ 300
Subsequent Event [Member] | Bridge Loan [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Bridge loan													$ 100	$ 100	$ 400
Premium, percentage													20.00%	20.00%	20.00%
Financing event threshold, debt maturity													$ 5,000	$ 10,000	$ 5,000
Number of additional shares available (in Shares) | shares													3,667
Subsequent Event [Member] | Bridge Loan [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Bridge loan												$ 100
Premium, percentage												20.00%
Financing event threshold, debt maturity												$ 5,000
Number of additional shares available (in Shares) | shares												3,667
Subsequent Event [Member] | Bridge Loan [Member] | Bridge Loan Agreement Maturing March 22, 2024 [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Bridge loan												$ 100
Premium, percentage												7.50%
Subsequent Event [Member] | Bridge Loan [Member] | 2024 Related Party Convertible Bridge Loans [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term									90 days
Subsequent Event [Member] | Bridge Loan [Member] | Convertible Bridge Loans [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Premium, percentage						24.60%													24.60%
Term						90 days
Financing event threshold, debt maturity						$ 5,000													$ 5,000
Shares of common stock (in Shares) | shares						22,000													22,000
Initial exercise price (in Dollars per share) | $ / shares						$ 2													$ 2
Shares of common stock (in Shares) | shares						16,667
Debt Instrument, Repaid, Principal							$ 300
Subsequent Event [Member] | Bridge Loan [Member] | 2024 Convertible Bridge Loans [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Debt Instrument, Repaid, Principal					$ 100
Working capital loan					$ 100
Subsequent Event [Member] | Bridge Loan [Member] | Minimum [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term													60 days	60 days	60 days			90 days
Subsequent Event [Member] | Bridge Loan [Member] | Minimum [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term												60 days
Subsequent Event [Member] | Bridge Loan [Member] | Warrant [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Number of additional warrants available (in Shares) | shares													375,000		400,000
Warrants issued (in Shares) | shares														100,000
Subsequent Event [Member] | Bridge Loan [Member] | Warrant [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Number of additional warrants available (in Shares) | shares												375,000
Subsequent Event [Member] | Bridge Loan [Member] | Related Party [Member] | 2024 Related Party Convertible Bridge Loans [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Financing event threshold, debt maturity									$ 5,000
Promissory note aggregate payment								$ 500
Subsequent Event [Member] | Bridge Loan 2 [Member] | Bridge Loan Agreement Maturing March 22, 2024 [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Bridge loan												$ 100
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Term										1 year	1 year
Shares of common stock (in Shares) | shares										330,000	330,000
Initial exercise price (in Dollars per share) | $ / shares										$ 2	$ 2
Forward Purchase Contract Amendments [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Number of additional shares available (in Shares) | shares																1,167,990
Forward Purchase Contract Amendments [Member] | Subsequent Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Number of additional shares available (in Shares) | shares							248,360
Shares of common stock (in Shares) | shares							248,360
Forecast [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Repayment bridge premium rate	23.20%	23.20%
Forecast [Member] | Warrant [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Shares of common stock (in Shares) | shares			330,000
Initial exercise price (in Dollars per share) | $ / shares					$ 2
Warrants issued (in Shares) | shares	22,000
Forecast [Member] | Convertible Debt [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Bridge loan	$ 10,000	$ 10,000				$ 5,000			$ 5,000										$ 5,000
Term	12 years	12 years		1 year
Shares of common stock (in Shares) | shares	16,667	83,334																										83,333	166,667	83,333	83,333	83,333	33,333
Initial exercise price (in Dollars per share) | $ / shares	$ 2	$ 2																										$ 2	$ 2	$ 2	$ 2	$ 2	$ 2
Warrants issued (in Shares) | shares	22,000	110,000																										110,000	220,000	110,000	110,000	110,000	44,000
Number of additional shares available (in Shares) | shares			250,000
Procceds from loan agreements	$ 100	$ 100
Repayment bridge premium rate	23.20%					24.60%													24.60%
Forecast [Member] | Convertible Debt [Member] | Warrant [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Shares of common stock (in Shares) | shares						16,667												125,000	16,667														33,333	333,333	416,667
Initial exercise price (in Dollars per share) | $ / shares			$ 2			$ 2												$ 2	$ 2														$ 2	$ 2	$ 2
Warrants issued (in Shares) | shares	22,000	110,000	1,650,000			22,000												165,000	22,000														44,000	440,000
Forecast [Member] | Subsequent Event [Member] | Bridge Loan [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Shares of common stock (in Shares) | shares													375,000	100,000	400,000
Initial exercise price (in Dollars per share) | $ / shares													$ 1.5	$ 2	$ 2
Forecast [Member] | Subsequent Event [Member] | Bridge Loan [Member] | Bridge Loan Agreement Due Either 60 Days or Financing Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Shares of common stock (in Shares) | shares												375,000
Forecast [Member] | Forward Purchase Contract Amendments [Member] | Subsequent Event [Member]
Subsequent Events (Details) - Part-2 [Line Items]
Floor price (in Dollars per share) | $ / shares							$ 1.27